Bank Borrowings and Banking Facilities	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
7.      Bank Borrowings and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing import loans, trust receipt, documentary credits, loans and overdraft. As of April 30, 2012, December 31, 2012, 2013 and 2014, these facilities totaled HK$414,221, HK$340,140, HK$420,200 and HK$380,200, respectively, of which HK$257,355, HK$243,248, HK$332,418 and HK$330,200 were unused as of April 30, 2012, December 31, 2012, 2013 and 2014, respectively. These facilities are granted with the provision of corporate and personal guarantees jointly by the Company, a subsidiary and a director of the Company to the banks.

As of April 30, 2012, December 31, 2012, 2013 and 2014, bank borrowings consisted of HK$79,194 import loans and HK$77,672 bank loans, and HK$69,093 import loans and HK$27,799 bank loans, and HK$30,282 import loans and HK$57,500 bank loans, and HK$Nil import loans and HK$50,000 bank loan respectively. All of the outstanding balances were supported by the facilities mentioned above. Import loans were granted from seven, six, six and five banks as of April 30, 2012, December 31, 2012, 2013 and 2014, respectively, as a kind of invoice financing with terms ranged from 3 to 6 months on top of the suppliers’ credit terms or invoice date. The interest margin thereon ranged from 1.25% to 2.20% per annum. Details of the bank loans were set out as follows:

During the year ended April 30, 2012, the 8-month period ended December 31, 2012 and the year ended December 31, 2013, Hang Seng Bank Limited granted the Company two loans including:

(i)
A term loan of HK$40,000 which is repayable by 16 quarterly installments of HK$2,500 commencing on September 7, 2010 with repayment on demand clauses. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of April 30, 2010, 2011, an amount of HK$35,000 and HK$25,000 was outstanding, respectively, which was fully paid on December 7, 2012.

(ii)
A term loan of HK$17,500 which is repayable by 14 quarterly installments of HK$1,250 commencing on September 7, 2012 with repayment on demand clauses. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of December 31, 2013, an amount of HK$7,500 was outstanding, which will be fully paid on June 6, 2016.

During the year ended December 31, 2013, the Bank of Tokyo-Mitsubishi UFJ, Ltd. granted the Company a term loan of HK$50,000, bearing an interest rate of 1.5% per annum above HIBOR. As of December 31, 2013, an amount of HK$50,000 was outstanding which is repayable by 7 quarterly installments of HK$7,143 commencing on April 29, 2015.

During the year ended December 31, 2014, under the term loan of HK$50,000 granted by the Bank of Tokyo-Mitsubishi UFJ, Ltd. bearing an interest rate of 1.5% per annum above HIBOR, an amount of HK$50,000 was outstanding which is repayable by 7 quarterly installments of HK$7,143 commencing on April 29, 2015.

The weighted average interest rates on the bank loans for the year ended April 30, 2012, the 8-month period ended December 31, 2012 and for the years ended December 31, 2013 and 2014 were 1.75%, 2.04%, 1.70% and 2.8% per annum, respectively.